Revenue Received (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenue from grant	$ 2,547,382	$ 1,558,372
Seventh Research Framework Program (FP7 Agreement) [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Amounts received	2,915,559
Revenue from grant	$ 2,430,358	$ 1,179,242